Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Broadcast licenses	$ 41,356	$ 41,356
Goodwill	164,887	130,794	10,983
Other intangibles	91,611	34,610
Total intangible assets	$ 297,854	$ 206,760